Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Narrative (Details) - CAD ($)	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Parent company
Disclosure of transactions between related parties [line items]
Dividend received	$ 0	$ 131,500,000	$ 198,400,000